Monumental Life Insurance Company Home Office: Baltimore, Maryland Administrative Office: 4333 Edgewood Road NE PO Box 3183 Cedar Rapids, IA 52406-3183

May 2, 2014

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D. C. 20549-0506

RE:	Separate Account VA CC

Advisor’s Edge Variable Annuity and

Advisor’s Edge Select Variable Annuity (333-146323)

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectuses, supplements and statements of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please contact me at (319) 355-8330.

SEPARATE ACCOUNT VA CC (REGISTRANT)

By: Monumental Life Insurance Company

/s/ Darin D. Smith

Darin D. Smith

Vice President